PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs	$ 23	$ 15
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	4.45%	4.15%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized borrowing costs, capitalization rate	4.75%	4.38%
Pipeline Assets | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	1 year
Pipeline Assets | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	75 years
Pipeline Assets | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other | Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	10 years
Other | Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years
Other | Average
Disclosure of detailed information about property, plant and equipment [line items]
Useful life	40 years